LONG-TERM LOANS FROM BANKS (Facility Agreement) (Narrative) (Details) (Facility Agreement [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Outstanding principal	$ 131,000
Collateral amount	10,000
Number of installment payments	10
Maturity date	Jun. 30, 2016
LIBOR [Member]
Debt Instrument [Line Items]
Basis spread over variable interest rate	3.50%
March and June 2014 [Member]
Debt Instrument [Line Items]
Installment payment	5,000
September and December 2014 [Member]
Debt Instrument [Line Items]
Installment payment	10,000
March and June 2015 [Member]
Debt Instrument [Line Items]
Installment payment	15,000
September and December 2015 and March 2016 [Member]
Debt Instrument [Line Items]
Installment payment	20,000
June 2016 [Member]
Debt Instrument [Line Items]
Installment payment	$ 11,000